MORTGAGES PAYABLE (Tables)	12 Months Ended
Jul. 31, 2026
Debt Disclosure [Abstract]
Schedule of mortgages payable
	Interest Rate	Final Payment Date	July 31, 2026	July 31, 2025
Fishkill, NY building (1)	3.98%	4/1/2040	$—	$3,235,561
Circleville, OH building (2)	7.00%	4/1/2031	6,164,086	—
Fishkill, NY building (3)	See (3) below	5/1/2036	3,586,549	—
Deferred financing costs			(265,204)	—
			$9,485,431	$3,235,561

(1)	In March 2020, the Company obtained a loan with Putnam County National Bank in the amount of $4,000,000 with a fixed rate of 3.98%, secured by the Fishkill, New York land and building. This remaining loan balance of $3,126,576 was paid off effective March 27, 2026 from proceeds of the $6,200,000 loan from the same bank described in (2) below.

(2)	In March 2026, the Company obtained a loan with Putnam County National Bank in the amount of $6,200,000 with monthly payments of $48,069 starting from May 1, 2026, amortized over a 20-year period with an interest rate of 7.00%. Effective any time after April 1, 2031 through April 1, 2046, the bank may demand a balloon payment for the full amount outstanding. The Company is permitted to prepay any outstanding indebtedness; however, any prepayments of indebtedness are subject to a penalty fee equal to (i) 3.0% of the outstanding principal amount in the first year of the loan, (ii) 2.0% of the outstanding principal amount in the second year of the loan and (iii) 1.0% of the outstanding principal amount of the third year of the loan. The loan is secured by the Company’s Circleville, Ohio property. The Company used $3,126,576 of the net proceeds from the loan to repay an existing secured loan with the same bank. The Company intends to use the remaining net proceeds for maintenance, repairs and onboarding of new tenants on various properties.

(3)

On May 12, 2026, the Company entered into a non-revolving line of credit agreement with Beacon Bank & Trust, a Massachusetts Trust Company (the “Lender”) wherein the Company has obtained a loan secured by a first lien mortgage on the Fishkill Property. The Company borrowed a principal amount of $8,000,000, or such lesser sum as shall have been advanced pursuant to a Mortgage Note between the Company and Lender, plus interest, in the amounts and in the manner as described below.

From May 12, 2026 through May 11, 2027 (the “Advance Period”), the Company shall pay interest on the outstanding principal balance from the date of advance until the principal is paid in full, at a floating interest rate equal to (i) the WSJ Prime Rate established by the Lender, as the same may be adjusted from time to time (the “Index”) plus (ii) 100 basis points per annum (the “Applicable Interest Rate”), subject at all times to a “Minimum Interest Rate” of 7.25% per annum. The variable interest rate in effect as of July 31, 2026 was 7.75%.

Commencing on June 01, 2027 and terminating on May 1, 2036 (the “Maturity Date”), the Company shall pay principal and interest on the outstanding principal advanced, amortized over 25 years until the principal is paid in full, at the interest rate determined based upon an “Index.” The Index is determined by the weekly average yield on Federal Home Loan Bank of Boston Fixed Rate Advance Rate index adjusted to a constant maturity of five years. Before each Change Date, the Lender will determine the interest rate chargeable as of such Change Date by adding 225 basis points to the Current Index (as defined in the Mortgage Note), subject at all times to a minimum interest rate of 6.00%. The Company is required to maintain its business operating account and tenant security accounts with the Lender with minimum required balances in the amount of $1,000,000 while the Loan remains outstanding.

Schedule maturities of long-term mortgages outstanding
Fiscal Year:	Amount
2027	$154,018
2028	210,092
2029	225,675
2030	242,414
2031	5,557,397
After 2031	3,361,039
Total	$9,750,635

Schedule of interest expense, net of capitalized interest
	Year Ended July 31,
	2026	2025
Interest expense	$(297,305)	$(152,009)
Capitalized interest	174,918	84,265
Interest expense, net of capitalized interest	$(122,387)	$(67,744)